Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 2,583	€ 1,081
Other assets	700	769
Total	€ 3,283	€ 1,850